Consolidated Statements of Comprehensive Income /(Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Revenues	$ 749,890	$ 673,803	$ 690,175
Cost of revenues:
Cost of revenues	217,437	243,647	289,016
Gross profit	532,453	430,156	401,159
Operating expenses:
Product development	241,941	234,852	246,155
Sales and marketing	159,787	204,665	236,898
General and administrative	57,354	54,591	70,129
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions	0	7,245	16,369
Total operating expenses	459,082	501,353	569,551
Operating profit/(loss)	73,371	(71,197)	(168,392)
Other income, net	25,993	7,963	30,701
Interest income (including interest income generated from a related party of $1,051, $1,015 and $810, respectively, for 2018, 2019 and 2020)	7,369	6,103	16,036
Interest expense (including interest expense generated from a related party of $519, $818, and $588, respectively, for 2018, 2019 and 2020)	(6,234)	(14,370)	(17,538)
Exchange difference	(3,800)	1,430	3,301
Income /(loss) before income tax expense /(benefit)	96,699	(70,071)	(135,892)
Income tax expense /(benefit)	133,226	28,428	(14,586)
Net loss from continuing operations	(36,527)	(98,499)	(121,306)
Net income/(loss) from discontinued operations, net of tax	(91,793)	55,108	53,947
Net loss	(128,320)	(43,391)	(67,359)
Less: Net income from continuing operations attributable to the noncontrolling interest shareholders	18,448	58,223	41,732
Less: Net income/(loss) from discontinued operations attributable to the noncontrolling interest shareholders	(60,656)	47,722	50,991
Net loss from continuing operations attributable to Sohu.com Limited	(54,975)	(156,722)	(163,038)
Net income/(loss) from discontinued operations attributable to Sohu.com Limited	(31,137)	7,386	2,956
Net loss attributable to Sohu.com Limited	(86,112)	(149,336)	(160,082)
Net loss	(128,320)	(43,391)	(67,359)
Foreign currency translation adjustments	11,972	(13,069)	(37,339)
Other comprehensive income/(loss)	11,972	(13,069)	(37,339)
Comprehensive loss	(116,348)	(56,460)	(104,698)
Less: Comprehensive income/(loss) attributable to noncontrolling interest shareholders	(35,074)	93,244	61,376
Comprehensive loss attributable to Sohu.com Limited	$ (81,274)	$ (149,704)	$ (166,074)
Basic net (loss)/income per share attributable to Sohu.com Limited [Abstract]
Continuing operations	$ (1.39)	$ (3.99)	$ (4.18)
Discontinued operations	(0.79)	0.19	0.07
Net loss per share	$ (2.18)	$ (3.80)	$ (4.11)
Shares used in computing basic net (loss)/income per share attributable to Sohu.com Limited	39,452	39,249	38,959
Diluted net (loss)/income per share attributable to Sohu.com Limited [Abstract]
Continuing operations diluted	$ (1.40)	$ (4.01)	$ (4.20)
Discontinued operations, diluted	(0.79)	0.18	0.07
Net loss per share	$ (2.19)	$ (3.83)	$ (4.13)
Shares used in computing diluted net (loss)/income per share attributable to Sohu.com Limited	39,452	39,249	38,959
Brand advertising [Member]
Revenues:
Revenues	$ 146,526	$ 175,056	$ 232,339
Cost of revenues:
Cost of revenues	105,604	126,406	184,473
Online games [Member]
Revenues:
Revenues	536,684	440,902	389,788
Cost of revenues:
Cost of revenues	91,526	88,992	60,981
Others [Member]
Revenues:
Revenues	66,680	57,845	68,048
Cost of revenues:
Cost of revenues	$ 20,307	$ 28,249	$ 43,562